Receivables (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 387,131	$ 1,190,689
Revenue from contract with customers	125,426	61,786
Trade receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	78,913	84,443
Construction contract asset
Disclosure of detailed information about financial instruments [line items]
Receivables	88,691	125,426
GST receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	62,475	278,182
SR&ED tax credits receivable
Disclosure of detailed information about financial instruments [line items]
Receivables		675,000
Other receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 157,052	$ 27,638